Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (17.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	15,146,057	1,106,419

International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	44,605,106	755,165

U.S. Bond Funds (53.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	211,551,374	2,303,794
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	41,960,953	1,037,275
		3,341,069
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Admiral Shares	43,072,106	985,490

Total Investment Companies (Cost $5,688,321)		6,188,143
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $654)	6,538	654
Total Investments (99.9%) (Cost $5,688,975)		6,188,797
Other Assets and Liabilities-Net (0.1%)		3,928
Net Assets (100%)		6,192,725
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement Income Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	(1)	—	32	—	654
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	950,946	114,265	47,433	(36)	19,533	10,510	—	1,037,275
Vanguard Total Bond
Market II Index Fund	2,109,256	347,975	271,024	(394)	117,981	47,436	—	2,303,794
Vanguard Total
International Bond
Index Fund	899,283	72,286	33,738	(177)	47,836	24,616	—	985,490
Vanguard Total
International Stock
Index Fund	680,543	111,233	26,353	(1,034)	(9,224)	17,210	—	755,165
Vanguard Total Stock
Market Index Fund	1,019,112	234,896	166,901	3,656	15,656	15,379	—	1,106,419
Total	5,659,141	880,655	545,449	2,014	191,782	115,183	—	6,188,797
1 Not applicable—purchases and sales are for temporary cash investment purposes.